Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
(16)	Earnings Per Share
The Company computes earnings per share of common stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss. Basic earnings per share is computed using the two-class
method required for participating securities but is not applied in fiscal periods with a net loss. The computation of basic and diluted earnings per share is the same as the inclusion of all potential common stock would have been anti-dilutive in a period of net loss.

The Company has two classes of common stock subsequent to the Merger: Class A and Class B. As both classes have identical liquidation and dividend rights, the net loss is allocated to the classes on a proportionate basis and results in an identical net loss per share for each class under the two class method.
Redeemable convertible preferred stock, unvested Restricted Stock Awards (RSAs), unvested Restricted Stock Units (RSUs) and unvested early exercised stock options are participating securities in periods of income as the securities participate in undistributed earnings. The securities do not share in losses.
Share amounts and net loss per share have been retrospectively restated to reflect the Exchange Ratio from the Merger.

	2021		2020
	Class A	Class B	Class A	Class B
Numerator:
Net Loss	$(354,415)	$(401,038)	$(9,041)	$(205,408)
Net loss per share:
Basic and diluted	$(1.22)	$(1.22)	$(0.79)	$(0.79)
Denominator:
Weighted average common shares outstanding—basic and diluted	291,251,127	329,565,292	11,423,175	259,517,022
The following table presents the potential common stock outstanding excluded from the computation of diluted loss per share because including them would have had an antidilutive effect:

	2021		2020
	Class A	Class B	Class A	Class B
Redeemable Convertible Preferred Stock	—	—	68,709,583	221,591,059
Stock Options	81,478,914	—	77,417,673	—
Restricted stock	35,140,985	—	2,382,969	—
Private placement warrants	8,900,000	—	—	—
Public warrants	12,218,420	—	—	—
Earnout Shares	5,162,314	—	—	—

Total	142,900,633	—	148,510,225	221,591,059